Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Schedule of warrant activity
	Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2013	17,017,601	$1.29
Cashless exercises	(1,781,906)	0.38
Issuance to vendor	6,075,000	0.75
Outstanding, June 30, 2014	21,310,695	$1.21
Expiring in 2014	64,382
Expiring in 2015	285,345
Expiring in 2016	6,000,000
Expiring thereafter	14,960,968

	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2012	6,261,978	3.82
Issued	7,770,793	0.29
Exercised or cancelled	(2,115,970)	0.28
Outstanding, December 31, 2012	11,916,801	1.71
Issued	5,100,800	0.28
Outstanding, December 31, 2013	17,017,601	1.29
Expiring in 2014	95,631
Expiring in 2015	285,345
Expiring in 2016	-
Expiring thereafter	16,636,625